Accrued Expenses and Other Liabilities	3 Months Ended
Mar. 31, 2023
Payables and Accruals [Abstract]
Accrued Expenses and Other Liabilities	Accrued Expenses and Other Liabilities
Accrued expenses and other liabilities consisted of the following (in thousands):

	March 31,	December 31,
	2023	2022
Research and development costs	22,208	26,478
Compensation and benefits	$7,817	$10,181
Professional fees	4,111	3,745
Other liabilities	327	393
Total accrued expenses and other liabilities	$34,463	$40,797